Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

	December 31,	December 31,
	2019	2018

Software	$24,314	$25,619
Electric vehicle registered license**	11,899,171	13,690,078
Land use rights*	287,800	303,232
Patents**	4,308,000	4,539,000
Subtotal	16,519,285	18,557,929
Less: Accumulated amortization	(3,560,268)	(3,289,867)
Intangible assets, net	$12,959,017	$15,268,062

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2019, and 2018, land use rights with net book value of $194,745 (all from continuing operations) and $1,521,993 (among which $211,252 from continuing operations and $1,310,741 from discontinued operations), respectively, were pledged as collateral for bank loans (Note 12). The land use rights are amortized over 50 years and the software is amortized over 5 years.

** Electric vehicle registered license and patents on specialty electric vehicles resulted from the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors). For the year ended December 31, 2019, the Company recorded an impairment of $1,103,332 for the registered license.